DERIVATIVE LIABILITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
SCHEDULE OF DERIVATIVE LIABILITY ASSUMPTIONS INPUT

September 30, 2021
Annual Dividend Yield	—
Expected Life (Years)	1.1 – 1.2 years
Risk-Free Interest Rate	0.09% - 0.25%
Expected Volatility	224 - 311%

December 31, 2020
Annual Dividend Yield	—
Expected Life (Years)	1.6 – 2.0 years
Risk-Free Interest Rate	0.13 – 0.17%
Expected Volatility	318 - 485%

December 31, 2020
Annual Dividend Yield	—
Expected Life (Years)	1.6 – 2.0 years
Risk-Free Interest Rate	0.13 – 0.17%
Expected Volatility	318 - 485%

SCHEDULE OF FAIR VALUE OF DERIVATIVE LIABILTY

Fair value of the derivative is summarized as below:

Beginning Balance, December 31, 2020	$304,490
Additions	1,126,755
Mark to Market	336,139
Cancellation of Derivative Liabilities Due to Conversions	-
Reclassification to APIC Due to Conversions	-
Ending Balance, September 30, 2021	$1,082,106

Fair value of the derivative is summarized as below:

Beginning Balance, January 2, 2020	$-
Additions	270,501
Mark to Market	61,029
Cancellation of Derivative Liabilities Due to Conversions	-
Reclassification to APIC Due to Conversions	(27,040)
Ending Balance, December 31, 2020	$304,490

Fair value of the derivative is summarized as below:

Beginning Balance at inception, January 2, 2020	$-
Additions	270,501
Mark to Market	61,029
Cancellation of Derivative Liabilities Due to Conversions	-
Reclassification to APIC Due to Conversions	(27,040)
Ending Balance, December 31, 2020	$304,490